Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Inventories [Abstract]
Inventories recognized as an expense in cost of revenue		R 2.1	R 267.3